Other financial assets measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets [Line Item]
Debt securities	$ 41,487	$ 41,264	$ 43,245
Loans to financial advisors	2,601	2,615	2,615
Fee- and commission-related receivables	2,482	1,825	1,883
Finance lease receivables	6,068	1,361	1,427
Settlement and clearing accounts	534	307	311
Accrued interest income	2,648	1,860	2,004
Other	5,006	3,319	2,849
Total other financial assets measured at amortized cost	$ 60,826	$ 52,551	$ 54,334